Related Party Transactions - Outstanding Balances and Transactions with Related Parties (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [Line Items]
Amounts due from related parties	$ 12,061	$ 13,354
Amounts due to related parties	2,997	7,342
Pacific Electric Wire & Cable Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Amounts due from related parties		88
Amounts due to related parties	45	1,019
Purchases	521	18,170	$ 8,596
Sales	14	1,457	493
Fabrication Income received	412	208
Management fee received			4
Management fee paid	136	143	145
Information technology service fee paid	115	114	118
PEWC, Singapore Branch [Member]
Disclosure of transactions between related parties [Line Items]
Amounts due from related parties	15	15
Management fee received	14	14	14
PEWC Singapore Co. (Pte) Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Amounts due to related parties	1,005	1,008
Interest expenses paid	21	15	11
PEWC (HK) [Member]
Disclosure of transactions between related parties [Line Items]
Amounts due from related parties	5,989	7,420
Amounts due to related parties	399	2,394
Purchases	2,479	4,180	6,331
Sales	23,498	24,437	25,546
Service fee paid	231
Immediate Holding Company [Member]
Disclosure of transactions between related parties [Line Items]
Amounts due to related parties		1,537
Income from discharge of liability	1,537
Siam Pacific Holding Company Limited [Member]
Disclosure of transactions between related parties [Line Items]
Amounts due from related parties	181	180
Amounts due to related parties	1,362	1,362
Italian-Thai and affiliates [Member]
Disclosure of transactions between related parties [Line Items]
Amounts due from related parties	5,876	5,651
Sales	6,814	6,203	3,058
Construction of factory building expenses and acquisition of assets			285
Fujikura Limited [Member]
Disclosure of transactions between related parties [Line Items]
Amounts due to related parties	136
Purchases	750	1,115	$ 1,064
Others [Member]
Disclosure of transactions between related parties [Line Items]
Amounts due to related parties	$ 50	$ 22